Acquisitions (Details) - Schedule of components of intangible assets associated with acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 29,946
Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10,517
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	19,266
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 163